Disclosure of Accumulated Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustment	$ (28,829)	$ (36,151)	$ (40,676)
Pension and postretirement benefit plans	(333,287)	(210,935)	(127,786)
Tax effect	117,229	80,855	48,566
Net of tax amount	(216,058)	(130,080)	(79,220)
Unrealized holding gains on securities available-for-sale	230,746	184,574	104,090
Tax effect	(27,668)	(24,874)	(14,134)
Net of tax amount	203,078	159,700	89,956
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Pretax	(1,057)	935	1,199
Tax effect	318	(365)	(468)
Net of tax amount	(739)	570	731
Accumulated other comprehensive income (loss)	$ (42,548)	$ (5,961)	$ (29,209)